Investments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023	Dec. 31, 2018
Investments
Equity investments without readily determinable fair values	$ 156,419	$ 179,462
Available-for-sale debt investments	63,918	21,299
Impairment of investments	0	0	$ 93,632
Equity securities realized gain(Loss)	0	4,121	12,706
Equity securities gain or loss	11,179	17,089	14,045
Unrealized gain (loss) on investments	11,179	12,968	1,339
Huya Inc | Linen Investment Limited
Investments
Total consideration related to disposal				$ 219,886
Investees
Investments
Ownership interest acquired					20.00%
Equity Method Investments.
Investments
Consideration to acquire minority stake	9,757	23,151
Equity method investments original cost	38,427	95,462
Net income (loss) from the disposal and deem disposal	77,524	(5,477)
Gain on equity securities with readily determinable fair value	0	3,927
Equity securities gain or loss	324	20,453	$ 32,773
Consideration from disposal of equity investments without readily determinable fair value	0	4,253
Equity Method Investments. | Huya Inc
Investments
Attributable to the impairment loss		$ 417,200
Cash consideration for disposal of investment with readily determinable fair values	$ 219,886